Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure
Goodwill And Other Intangible Assets

Note 21 – Goodwill and other intangible assets

The changes in the carrying amount of goodwill for the years ended December 31, 2015, and 2014, allocated by reportable segments, were as follows (refer to Note 44 for the definition of the Corporation’s reportable segments):

2015
			Purchase
	Balance at	Goodwill on	accounting	Balance at
(In thousands)	January 1, 2015	acquisition	adjustments	December 31,2015
Banco Popular de Puerto Rico	$250,109	$3,899	$26,213	$280,221
Banco Popular North America	215,567	38,735	91,865	346,167
Total Popular, Inc.	$465,676	$42,634	$118,078	$626,388

2014
				Goodwill
				written-off
			Purchase	related to
	Balance at	Goodwill on	accounting	discontinued	Balance at
(In thousands)	January 1, 2014	acquisition	adjustments	operations	December 31, 2014
Banco Popular de Puerto Rico	$245,679	$4,430	$-	$-	$250,109
Banco Popular North America	402,078	-	-	(186,511)	215,567
Total Popular, Inc.	$647,757	$4,430	$-	$(186,511)	$465,676

The goodwill acquired during 2015 in the reportable segments of Banco Popular de Puerto Rico and Banco Popular North America of $32.5 million and $130.6 million, respectively, after purchase accounting adjustments, was related to the Doral Bank Transaction. During the year ended December 31, 2015, the Corporation recorded adjustments to its initial fair value estimates resulting in a net increase of the goodwill recorded in connection with the Doral Bank Transaction of approximately $120.5 million. Refer to Note 5, Business Combination, for additional information. In addition, the Corporation recorded purchase accounting adjustments to reduce the goodwill related to the acquisition of an insurance benefits business during the year ended December 31, 2014 by approximately $2.4 million.

The goodwill acquired during 2014 of $4.4 million was related to the acquisition of an insurance benefits business.

At December 31, 2015 and 2014, the Corporation had $ 6.1 million of identifiable intangible assets, with indefinite useful lives, mostly associated with E-LOAN’s trademark.

The following table reflects the components of other intangible assets subject to amortization:

	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2015
Core deposits	$63,539	$38,464	$25,075
Other customer relationships	37,665	10,745	26,920
Total other intangible assets	$101,204	$49,209	$51,995
December 31, 2014
Core deposits	$50,679	$32,006	$18,673
Other customer relationships	19,452	6,644	12,808
Total other intangible assets	$70,131	$38,650	$31,481

During the year ended 2015, the Corporation recorded $12.8 million in core deposit intangibles related to the Doral Bank Transaction, net of purchase accounting adjustments of $10.8 million. Also, the Corporation recorded $17.3 million in customer relationship intangibles related to the purchase of the Doral Insurance Agency portfolio which was part of a separate bidding process after Doral Financial Corporation filed for bankruptcy. During the year ended 2014, the Corporation acquired $1.9 million in customer relationship intangibles related to the purchase of the above mentioned insurance benefits business. Core deposits and other intangibles with gross amount of $27 million became fully amortized during 2014.

During the year ended December 31, 2015, the Corporation recognized $ 11.0 million in amortization expense related to other intangible assets with definite useful lives (2014 - $ 8.2 million; 2013 - $ 8.0 million).

The following table presents the estimated amortization of the intangible assets with definite useful lives for each of the following periods:

(In thousands)
Year 2016	$12,338
Year 2017	9,589
Year 2018	9,497
Year 2019	9,253
Year 2020	5,055

Results of the Goodwill Impairment Test

The Corporation’s goodwill and other identifiable intangible assets having an indefinite useful life are tested for impairment at least annually and on a more frequent basis if events or circumstances indicate impairment could have taken place. Such events could include, among others, a significant adverse change in the business climate, an adverse action by a regulator, an unanticipated change in the competitive environment and a decision to change the operations or dispose of a reporting unit.

Under applicable accounting standards, goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles (including any unrecognized intangible assets, such as unrecognized core deposits and trademark) as if the reporting unit was being acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Corporation estimates the fair values of the assets and liabilities of a reporting unit, consistent with the requirements of the fair value measurements accounting standard, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of the assets and liabilities reflects market conditions, thus volatility in prices could have a material impact on the determination of the implied fair value of the reporting unit goodwill at the impairment test date. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated statement of condition. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted under applicable accounting standards.

The Corporation performed the annual goodwill impairment evaluation for the entire organization during the third quarter of 2015 using July 31, 2015 as the annual evaluation date. The reporting units utilized for this evaluation were those that are one level below the business segments, which are the legal entities within the reportable segment. The Corporation assigns goodwill to the reporting units when carrying out a business combination.

In determining the fair value of a reporting unit, the Corporation generally uses a combination of methods, including market price multiples of comparable companies and transactions, as well as discounted cash flow analysis. Management evaluates the particular circumstances of each reporting unit in order to determine the most appropriate valuation methodology. The Corporation evaluates the results obtained under each valuation methodology to identify and understand the key value drivers in order to ascertain that the results obtained are reasonable and appropriate under the circumstances. Elements considered include current market and economic conditions, developments in specific lines of business, and any particular features in the individual reporting units.

The computations require management to make estimates and assumptions. Critical assumptions that are used as part of these evaluations include:

  a selection of comparable publicly traded companies, based on nature of business, location and size;
  a selection of comparable acquisition and capital raising transactions;
  the discount rate applied to future earnings, based on an estimate of the cost of equity;
  the potential future earnings of the reporting unit; and
  the market growth and new business assumptions.

For purposes of the market comparable approach, valuations were determined by calculating average price multiples of relevant value drivers from a group of companies that are comparable to the reporting unit being analyzed and applying those price multiples to the value drivers of the reporting unit. Multiples used are minority based multiples and thus, no control premium adjustment is made to the comparable companies market multiples. While the market price multiple is not an assumption, a presumption that it provides an indicator of the value of the reporting unit is inherent in the valuation. The determination of the market comparables also involves a degree of judgment.

For purposes of the discounted cash flows (“DCF”) approach, the valuation is based on estimated future cash flows. The financial projections used in the DCF valuation analysis for each reporting unit are based on the most recent (as of the valuation date) financial projections presented to the Corporation’s Asset / Liability Management Committee (“ALCO”). The growth assumptions included in these projections are based on management’s expectations for each reporting unit’s financial prospects considering economic and industry conditions as well as particular plans of each entity (i.e. restructuring plans, de-leveraging, etc.). The cost of equity used to discount the cash flows was calculated using the Ibbotson Build-Up Method and ranged from 11.64% to 15.52% for the 2015 analysis. The Ibbotson Build-Up Method builds up a cost of equity starting with the rate of return of a “risk-free” asset (20-year U.S. Treasury note) and adds to it additional risk elements such as equity risk premium, size premium and industry risk premium. The resulting discount rates were analyzed in terms of reasonability given the current market conditions and adjustments were made when necessary.

For the BPNA reporting unit, the average estimated fair value calculated in Step 1, using all valuation methodologies exceeded BPNA’s equity value by approximately $92 million in the July 31, 2015 annual test and by $205 million in the July 31, 2014 annual test. Accordingly, there is no indication of impairment of goodwill recorded in BPNA at July 31, 2015 and there is no need for a Step 2 analysis.

For the BPPR reporting unit, the average estimated fair value calculated in Step 1 using all valuation methodologies exceeded BPPR’s equity value by approximately $180 million in the July 31, 2015 annual test as compared with approximately $337 million at July 31, 2014. This result indicates there would be no indication of impairment on the goodwill recorded in BPPR at July 31, 2015. The goodwill balance of BPPR and BPNA, as legal entities, represented approximately 96% of the Corporation’s total goodwill balance as of the July 31, 2015 valuation date.

Furthermore, as part of the analyses, management performed a reconciliation of the aggregate fair values determined for the reporting units to the market capitalization of Popular, Inc. concluding that the fair value results determined for the reporting units in the July 31, 2015 annual assessment were reasonable.

The goodwill impairment evaluation process requires the Corporation to make estimates and assumptions with regard to the fair value of the reporting units. Actual values may differ significantly from these estimates. Such differences could result in future impairment of goodwill that would, in turn, negatively impact the Corporation’s results of operations and the reporting units where the goodwill is recorded. Declines in the Corporation’s market capitalization could increase the risk of goodwill impairment in the future.

Management monitors events or changes in circumstances between annual tests to determine if these events or changes in circumstances would more likely than not reduce the fair value of a reporting unit below its carrying amount. There has been a significant decline in the Corporation’s stock price during the fourth quarter of 2015, attributed to macro economic conditions in the global markets as well as the continued weakness in the Puerto Rico economy. This represented a triggering event which required management to conduct a goodwill impairment analysis as of December 31, 2015 for BPPR and BPNA. The Corporation used the same methodology as for the annual impairment test, including a reconciliation of the aggregate fair values determined for the reporting units to the market capitalization of Popular, Inc.

 For the BPNA reporting unit, the average estimated fair value calculated in Step 1 using all valuation methodologies was below BPNA’s equity value by approximately $171 million in the December 31, 2015 test. Accordingly, management proceeded to perform the Step 2 analysis. The Corporation performed a valuation of all assets and liabilities of BPNA, including any recognized and unrecognized intangible assets, to determine the fair value of BPNA’s net assets. To complete Step 2, the Corporation subtracted from BPNA’s Step 1 fair value the determined fair value of the net assets to arrive at the implied fair value of goodwill. The results of Step 2 indicated that the implied fair value of goodwill exceeded the goodwill carrying value by $197 million resulting in no goodwill impairment.

For the BPPR reporting unit, the average estimated fair value calculated in Step 1 using all valuation methodologies exceeded BPPR’s equity value by approximately $313 million in the December 31, 2015 test. This result indicates there is no indication of impairment on the goodwill recorded in BPPR at December 31, 2015 and there is no need for a Step 2 analysis.

Further declines in the Corporation’s stock price, related to macroeconomic conditions in the global market as well as the weakness in the Puerto Rico economy may lead to an impairment of goodwill.

The goodwill balance of BPPR and BPNA, as legal entities, represented approximately 96% of the Corporation’s total goodwill balance as of the December 31, 2015 valuation date.

The following table presents the gross amount of goodwill and accumulated impairment losses by reportable segments.

December 31, 2015

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2015	impairment	2015	2015	impairment	2015
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$250,109	$-	$250,109	$280,221	$-	$280,221
Banco Popular North America	379,978	164,411	215,567	510,578	164,411	346,167
Total Popular, Inc.	$630,087	$164,411	$465,676	$790,799	$164,411	$626,388

December 31, 2014

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2014	impairment	2014	2014	impairment	2014
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,679	$-	$245,679	$250,109	$-	$250,109
Banco Popular North America	566,489	164,411	402,078	379,978	164,411	215,567
Total Popular, Inc.	$812,168	$164,411	$647,757	$630,087	$164,411	$465,676

Goodwill Impairment Test – U.S. Regional Sales

As discussed in Note 4, Discontinued Operations, on April 22, 2014, BPNA entered into definitive agreements to sell its regional operations in California, Illinois and Central Florida to three different buyers. In connection with the transactions, the Corporation has centralized certain back office operations in Puerto Rico and New York. During the second quarter of 2014, the assets and liabilities for those regions were reclassified as held-for-sale in accordance with ASC 360-10-45. As a result of the reclassification, and in accordance with ASC 350-20-40, BPNA allocated a proportionate share of the goodwill balance to the discontinued businesses on a relative fair value basis and performed an impairment test for the goodwill allocated to each of the discontinued operations as well as for retained business, each as a separate reporting unit. This allocation of goodwill and related impairment analysis resulted in an impairment charge of $186.5 million during the second quarter of 2014. The goodwill impairment charge is a non-cash charge that did not have an impact on the Corporation’s tangible capital or regulatory capital ratios. The goodwill impairment analysis of the retained portion of the BPNA operations resulted in no impairment as of June 30, 2014.

The methodology used to determine the relative value of the regions sold and the retained portion of the BPNA reporting unit for purpose of the goodwill allocation among these reporting units takes into consideration the fair value estimates resulting from a combination of: (1) the average price to tangible book multiple based on a regression analysis of the projected return on equity for comparable companies, (2) the average price to revenue multiple based on a regression analysis of the projected revenue margin for comparable companies, and (3) the average price to earnings multiple based on comparable companies. After allocating the carrying amount of goodwill to the regions sold and the retained portion, the Corporation performed the goodwill impairment test of ASC 350-20 to each region sold and to the retained business reporting unit. The fair value of each region was based on the transaction price agreed with the buyers as part of the Step 2 of the goodwill impairment analysis. This fair value was compared to the fair value of the assets and liabilities sold including any unrecognized intangible asset. The goodwill impairment analysis of the regions sold indicated that all the goodwill allocated to each region sold was impaired, and accordingly, the Corporation recorded an impairment charge of $186.5 million during the second quarter of 2014.